NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Operating losses, including net losses	$ (261,726)	$ (117,285)	$ (1,009,678)	$ (246,868)	$ (719,380)	$ (277,357)
Non-redeemable Net loss	$ (261,726)	$ (117,285)	$ (3,177,010)	$ (246,868)	$ (705,596)	$ (269,422)
Denominator:
Weighted-average shares outstanding - basic					9,389,540	7,789,421
Effect of dilutive potential common shares from share options, share awards and employee share purchase plan					0	0
Weighted-average shares outstanding - diluted					9,389,540	7,789,421
Net loss per share:
Basic					$ (75.15)	$ (34.59)
Diluted					$ (75.15)	$ (34.59)
Series B convertible preferred shares
Numerator:
Deemed contribution related to repurchase of convertible preferred shares					$ 1,000	$ 0
Series C convertible preferred shares
Numerator:
Deemed contribution related to repurchase of convertible preferred shares					$ 12,784	$ 7,935